Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	Boot Barn Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36711
Entity Tax Identification Number	90-0776290
Entity Address, Address Line One	15345 Barranca Parkway
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	453-4400
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001610250
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BOOT
Security Exchange Name	NYSE